Schedule of reserves (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Reserves
Unlisted share option reserve	$ 2,741,457	$ 2,741,457
Share based payment reserve	7,778,690	5,734,601	3,912,367	1,546,983
Foreign currency translation reserve	$ (191,017)	$ (86,542)	$ (65,832)	$ (29,367)